DELAWARE POOLED TRUST

Supplement to the Funds' Prospectus dated February 25, 2005

The following replaces the information in the section of the Prospectus entitled "Fund Officers and Portfolio Managers" under "Management of the Fund":

Fund Officers and Portfolio Managers

Robert Akester
Senior Portfolio Manager - Mondrian Investment Partners Ltd. (The Emerging Markets Portfolio)
Prior to joining Mondrian Investment Partners Ltd. (Mondrian) in 1996, Mr. Akester, who began his investment career in 1969, was most recently a Director of Hill Samuel Investment Management Ltd., which he joined in 1985. His prior experience included working as a Senior Analyst and head of the South-East Asian Research team at James Capel, and as a Fund Manager at Prudential Assurance Co., Ltd. Mr. Akester holds a BS in Statistics and Economics from University College, London and is an associate of the Institute of Actuaries, with a certificate in Finance and Investment. Mr. Akester has managed The Emerging Markets Portfolio since its inception.

Damon J. Andres
Vice President/Senior Portfolio Manager - The Real Estate Investment Trust Portfolio
Mr. Andres earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia. Mr. Andres is a CFA charterholder. Mr. Andres has been on The Real Estate Investment Trust Portfolios' management team since 1997.

Fiona A. Barwick
Senior Portfolio Manager - Mondrian Investment Partners Ltd. (The International Equity Portfolio)
Ms. Barwick is a graduate of University College, London. She joined Mondrian in the Spring of 1993 to cover the Pacific Basin markets. Prior to joining Mondrian, she spent three years at Touche Remnant & Co. in London as an assistant portfolio manager and research analyst. Ms. Barwick has managed The International Equity Portfolio since October 1999.

Marshall T. Bassett
Senior Vice President/Senior Portfolio Manager - The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Before joining Delaware Investments in 1997, Mr. Bassett served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University. Mr. Basset has managed The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio and The Small-Cap Growth Equity Portfolio since January 2000 and The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio since their inception.

Joanna Bates
Senior Portfolio Manager - Mondrian Investment Partners Ltd. (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)
Ms. Bates is a graduate of London University. She joined the Fixed Income team at Mondrian in June 1997. Prior to that, she was Associate Director, Fixed Interest at Hill Samuel Investment Management which she joined in 1990. She had previously worked at Fidelity International and Save & Prosper as fund manager and analyst for global bond markets. Ms. Bates is an associate of the Institute of Investment Management and Research. Ms. Bates has managed The Global Fixed Income Portfolio and The International Fixed Income Portfolio since July 1999.

Nigel Bliss
Portfolio Manager - Mondrian Investment Partners Ltd. (The Labor Select International Equity Portfolio)
Mr. Bliss is a graduate of the Victoria University of Manchester. He commenced his career at Cazenove & Co. He joined Mondrian in July 1995. He is an associate of the Institute of Investment Management & Research. Mr. Bliss has managed The Labor Select International Equity Portfolio since October 1, 2002.

Ryan K. Brist
Executive Vice President/Managing Director/Chief Investment Officer, Fixed Income - The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio
Mr. Brist earned his bachelor's degree from Indiana University. Prior to joining Delaware Investments in August 2000, Mr. Brist served as a Senior Trader and Corporate Specialist for Conseco Capital Management's fixed-income group. Mr. Brist previously worked in oil/gas investment banking as an Analyst for Dean Witter Reynolds in New York. Mr. Brist is a Chartered Financial Analyst. Mr. Brist has managed The Core Focus Fixed Income and The Core Plus Fixed Income Portfolios since their inception.

Steven G. Catricks
Vice President/Portfolio Manager - The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Mr. Catricks joined Delaware Investments in 2001. Before joining Delaware Investments, Mr. Catricks was an equity analyst at BlackRock Financial, where he specialized in small-capitalization growth stocks. He also worked at Dow Jones/Factiva, and as a senior systems engineer at GE Aerospace/Lockheed Martin. He holds a bachelor's degree in electrical engineering from Drexel University, a master's degree in engineering from the University of Pennsylvania and is a member of the Institute of Electrical and Electronics Engineers. Mr. Catricks is a CFA charterholder. Mr. Catricks has managed The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio since August 2005.

Stephen R. Cianci
Senior Vice President/Senior Portfolio Manager - The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio
Mr. Cianci holds a BS and an MBA in Finance from Widener University. He joined Delaware Investments' Fixed Income Department in 1992 as an investment grade quantitative research analyst. In addition to his quantitative research responsibilities, Mr. Cianci also served as a mortgage-backed and asset-backed securities analyst. Mr. Cianci is an Adjunct Professor of Finance at Widener University and a CFA charterholder. Mr. Cianci has managed The Intermediate Fixed Income Portfolio since February 2001, and The Core Plus Fixed Income and The Core Focus Fixed Income Portfolios since their inception.

George E. Deming
Senior Vice President/Senior Portfolio Manager - The Large-Cap Value Equity Portfolio
Mr. Deming received a BA in Economics and Political Science from the University of Vermont and an MA in International Affairs from the University of Pennsylvania. Prior to joining Delaware Investments in 1978, he was responsible for portfolio management and institutional sales at White, Weld & Co., Inc. He is a member of the Financial Analysts of Philadelphia. Mr. Deming has managed The Large-Cap Value Equity Portfolio since its inception.

Elizabeth A. Desmond
Director/Senior Portfolio Manager/Regional Research Director - Mondrian Investment Partners Ltd. (The International Equity Portfolio)
Ms. Desmond is a graduate of Wellesley College and the masters program in East Asian studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Mondrian in the Spring of 1991, she was a Pacific Basin equity analyst and senior portfolio manager at Hill Samuel Investment Management Ltd. Ms. Desmond is a CFA charterholder. Ms. Desmond has managed The International Equity Portfolio since October 1999.

Clive A. Gillmore
Deputy Managing Director/Senior Portfolio Manager - Mondrian Investment Partners Ltd. (The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio)
A graduate of the University of Warwick, England, and the London Business School Investment Program, Mr. Gillmore joined Mondrian in 1990 after eight years of investment experience. His most recent position prior to joining Mondrian was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Management Ltd. Prior to that, Mr. Gillmore was an analyst and portfolio manager for Legal and General Investment in the United Kingdom. Mr. Gillmore has managed The Labor Select International Equity Portfolio and The Emerging Markets Portfolio since their respective dates of inception and The International Equity Portfolio since March 1999.

Barry S. Gladstein
Vice President/Portfolio Manager - The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio
Mr. Gladstein joined Delaware Investments in 1995. Before joining Delaware Investments, Mr. Gladstein was director of operational planning at CIGNA Corporation from 1991 to 1995 and a senior accountant with Arthur Young & Company. He holds a bachelor's degree from Binghamton University and an MBA from the University of Pennsylvania's Wharton School. Mr. Gladstein is a CFA charterholder. Mr. Gladstein has managed The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio since August 2005.

Paul Grillo
Vice President/Senior Portfolio Manager - The Intermediate Fixed Income Portfolio, The Core Focus Fixed Income Portfolio and The Core Plus Fixed Income Portfolio
Mr. Grillo holds a BA in Business Management from North Carolina State University and an MBA in Finance from Pace University. Prior to joining Delaware Investments in 1993, Mr. Grillo served as mortgage strategist and trader at the Dreyfus Corporation. He also served as mortgage strategist and portfolio manager for the Chemical Investment Group and as financial analyst at Chemical Bank. Mr. Grillo is a CFA charterholder. Mr. Grillo has managed The Intermediate Fixed Income Portfolio since February 2001, and The Core Plus Fixed Income and The Core Focus Fixed Income Portfolios since their inception.

Christopher M. Holland
Vice President/Portfolio Manager - The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Mr. Holland joined Delaware Investments in 2001. Before joining Delaware Investments, Mr. Holland was a municipal fixed income analyst at BlackRock Financial and in private client services at J.P. Morgan Chase & Company. Mr. Holland holds a bachelor's degree in economics from the University of Delaware and an MBA with a concentration in finance from Villanova University. Mr. Holland has managed The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio since August 2005.

John Kirk
Director/Senior Portfolio Manager - Mondrian Investment Partners Ltd. (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)
Mr. Kirk is a graduate of the University of Wales and received an M.A. in Operations Research from Lancaster University. Prior to joining Mondrian in September of 1998, he was responsible for European and Asian Fixed Income at Royal Bank of Canada in London, and had global responsibility for credit and risk management. He started his career at Ford Motor Company as a member of their operations research group. Mr. Kirk has managed The Global Fixed Income Portfolio and The International Fixed Income Portfolio since July 1999.

Steven T. Lampe
Vice President/Portfolio Manager - The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small_Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Mr. Lampe received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant. Mr. Lampe has managed The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio and The Small-Cap Growth II Equity Portfolio since January 2000 and The Smid-Cap Growth Equity Portfolio since its inception.

Emma R.E. Lewis
Senior Portfolio Manager - Mondrian Investment Partners Ltd. (The Labor Select International Equity Portfolio)
Ms. Lewis is a graduate of Pembroke College, Oxford University, where she completed her Masters in Philosophy and Theology. She joined Mondrian in 1995, assuming analytical responsibilities in the Pacific Basin Team. She began her investment career at the Dutch bank ABN AMRO and later joined Fuji Investment Management. Ms. Lewis is an Associate of the Institute of Investment Management & Research. Ms. Lewis has managed The Labor Select International Equity Portfolio since October 2000.

Nigel G. May
Director/Senior Portfolio Manager/Regional Research Director - Mondrian Investment Partners Ltd. (The International Equity Portfolio)
Mr. May is a graduate of Sidney Sussex College, Cambridge. Prior to joining Mondrian in 1991, he had been with Hill Samuel Investment Management Group for five years. Mr. May has managed The International Equity Portfolio since January 2001.

Christopher A. Moth
Director/Senior Portfolio Manager/Chief Investment Officer, Global Fixed Income & Currency - Mondrian Investment Partners Ltd. (The Global Fixed Income Portfolio and The International Fixed Income Portfolio)
Mr. Moth is a graduate of The City University London. He joined Mondrian in 1992, having previously worked at Guardian Royal Exchange in an actuarial capacity, where he was responsible for quantitative models and projections. Mr. Moth has been awarded the Certificate in Finance and Investment from the Institute of Actuaries in London. Mr. Moth has managed The Global Fixed Income Portfolio and The International Fixed Income Portfolio since July 1999.

Timothy L. Rabe
Senior Vice President/Senior Portfolio Manager - The High-Yield Bond Portfolio
Mr. Rabe received a bachelor's degree in finance from the University of Illinois. Prior to joining Delaware Investments in 2000, Mr. Rabe was a high-yield portfolio manager for Conseco Capital Management. Before that, Mr. Rabe worked as a tax analyst for The Northern Trust Company. Mr. Rabe is a CFA charterholder. Mr. Rabe has managed The High-Yield Bond Portfolio since July 2002.

David G. Tilles
Managing Director/Chief Executive Officer/Chief Investment Officer - Mondrian Investment Partners Ltd.
Mr. Tilles was educated at the Sorbonne, Warwick University and Heidelberg University. Prior to joining Mondrian in 1990 as Managing Director and Chief Investment Officer, he spent 16 years with Hill Samuel Investment Management Group in London, serving in a number of investment capacities. His most recent position prior to joining Mondrian was Chief Investment Officer of Hill Samuel Investment Management Ltd.

Matthew Todorow
Vice President/Portfolio Manager - The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Mr. Todorow recently served as Executive Director for Morgan Stanley Investment Management and was a Portfolio Manager for the Small/Mid-Cap group. His primary portfolio management responsibilities were in health care, a sector he has covered since 1997. Mr. Todorow holds a BBA from Temple University and an MBA from the University of Georgia's Terry College of Business. Mr. Todorow has been participating in the management of The All-Cap Growth Equity, The Mid-Cap Growth Equity, The Small-Cap Growth Equity and The Small-Cap Growth II Equity Portfolios since January 2004, and The Smid-Cap Growth Equity Portfolio since its inception.

Rudy D. Torrijos III
Vice President/Portfolio Manager - The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Mr. Torrijos joined Delaware Investments in July 2005. Before joining Delaware Investments, Mr. Torrijos was a technology analyst at Fiduciary Trust Co., International. Previously, he worked at Neuberger Berman Growth Group as an analyst and, later, as a fund manager. Mr. Torrijos earned a bachelor's degree in applied mathematics/economics from Harvard University. Mr. Torrijos has managed The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio since August 2005.

Lori P. Wachs
Vice President/Portfolio Manager - The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio, The Small-Cap Growth II Equity Portfolio and The Smid-Cap Growth Equity Portfolio
Ms. Wachs is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies. Ms. Wachs joined Delaware Investments in 1992 from Goldman Sachs, where she was an equity analyst for two years. Ms. Wachs has been managing The All-Cap Growth Equity Portfolio, The Mid-Cap Growth Equity Portfolio, The Small-Cap Growth Equity Portfolio and The Small-Cap Growth II Equity Portfolio since January 2000 and The Smid-Cap Growth Equity Portfolio since its inception.

This Supplement is date August 17, 2005.